NOTE PAYABLE (Details Narrative) - USD ($)		12 Months Ended
	Apr. 26, 2021	Sep. 30, 2021	May 10, 2021
Paycheck Protection Program, CARES Act Loan [Member]
Annual interest rate	1.00%
Proceeds from loans	$ 486,638
Payroll Protection Program (PPP) [Member] | U.S. Small Business Administration's (SBA) [Member]
Loan forgiveness amount		$ 573,500	$ 573,500
Loan current portion		0
Interest Expense, Debt		2,187
Long-term Debt, Fiscal Year Maturity [Abstract]
Due in 2021		0
Due in 2022		25,714
Due in 2023		126,975
Due in 2024		128,242
Due in 2025		129,539
Thereafter		76,168
Payroll Protection Program (PPP) [Member] | U.S. Small Business Administration's (SBA) [Member] | Other Income [Member]
Accrued interest forgiven		$ 5,986